Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Derivative Positions

The following summarizes the Company’s derivative positions as at December 31, 2012:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	200,000	(13,100)	3.8	2.61
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	100,000	(20,328)	4.8	5.55
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	45,000	(203)	0.5	1.19

(1)	Excludes the margin the Company pays on its variable-rate debt, which as of December 31, 2012 ranged from 0.3% to 1.0%.